                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2002


Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one): [ ]  is a restatement.
                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     AEW Capital Management, L.P.
Address:  Two Seaport Lane
          Boston, MA  02210-2021


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

                                  BOSTON, MASSACHUSETTS       FEBRUARY 10, 2003
-----------------------------    -----------------------     -------------------
       [Signature]                   [City, State]                  [Date]


Report Type  (Check only one.):

[X] 13F HOLDING REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:      Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  3

Form 13F Information Table Entry Total:   80

Form 13F Information Table Value Total:  2,115,150,000


List of Other Included Managers:

No.         Form 13 File Number              Name
1           28-6536                          AEW Capital Management, Inc.
2           CIK: 0001180159                  AEW Management and Advisors, L.P.
3           CIK: 0001180160                  AEW Investment Group, Inc.


------------------------------------------------------------------------------------------------------------------------------------
                                                                     VALUE           SH of          INVESTMENT             OTHER
     NAME OF ISSUER             TITLE OF CLASS        CUSIP         (X$1000)        PRN AMT         DISCRETION           MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                    REIT           00163T109        80,642        2,947,439      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                REIT           03748r101       117,795        3,142,872      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                REIT           039583109        93,381        3,966,925      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                         REIT           039793104         6,645          300,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities               REIT           053484101        59,859        1,529,354      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
BRE Properties - Cl A                REIT           05564e106             1               18      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                       REIT           073561102         2,739        1,369,425      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.              REIT           101121101        96,161        2,608,819      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties                REIT           112900105        12,513          619,454      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
CBL & Assoc. Properties              REIT           124830100             3               84      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                REIT           133131102        65,756        1,992,618      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                   REIT           144418100        40,670        1,623,541      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Catellus Development Corp.           REIT           149111106        38,503        1,939,700      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Centerpoint Pptys Corp               REIT           151895109             2               37      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc              REIT           161726104         30,749       1,336,922      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.          REIT           163421100         30,778         923,993      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease                 REIT           202218103          2,836         185,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties          REIT           22002t108          5,866         418,076      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                   REIT           222795106            351          14,200      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt             REIT           225756105         17,528       1,053,368      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Crown American Realty                REIT           228186102          2,300         250,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified               REIT           251591103         22,088       1,004,477      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                    REIT           264411505         21,420         841,666      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties                 REIT           277276101          3,800         149,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr               REIT           29380T105          5,614         238,681      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties             REIT           294741103         99,192       3,970,847      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.                      REIT           294752100          2,670         200,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential                   REIT           29476L107         60,808       2,473,880      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust Inc             REIT           297178105              3              55      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust            REIT           313747206         54,820       1,949,486      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Gables Residential Trust             REIT           362418105          6,233         250,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                  REIT           370021107         73,689       1,417,094      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                REIT           379302102          5,148         290,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America                REIT           38168b103          1,029         761,904      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                REIT           40426W101          7,400         898,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Health Care Pptys Invest Inc.        REIT           421915109          6,257         163,360      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Health Care Reit, Inc.               REIT           42217k106            197           7,300      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.        REIT           421946104         19,108         653,259      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment         REIT           42725M107          9,386         375,900      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                 REIT           431284108          7,293         330,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of NY Inc            REIT           437306103         11,578         336,078      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties               REIT           44106m102         47,182       1,340,410      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                  REIT           44107p104         23,849       2,694,754      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
IRT Property Co.                     REIT           450058102            788          66,400      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial Inc                  REIT           45031U101          5,102         181,900      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                     REIT           465917102            329          30,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                  REIT           49427f108         35,853       1,555,445      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                   REIT           49446r109         37,027       1,208,467      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Pptys            REIT           529043101          6,519         410,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust               REIT           531172104         84,976       2,660,487      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)               REIT           554382101         17,933         583,173      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                REIT           554489104          7,577         250,057      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp            REIT           58984y103          4,347         658,700      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment                REIT           59522j103          1,797          73,500      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Mission West Properties              REIT           605203108            941          95,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty                REIT           648053106          6,013         315,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc                REIT           69360j107         16,056         504,900      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                   REIT           69806L104         21,995         602,112      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.                REIT           729251108          4,899         207,600      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                  REIT           740706106         75,362       2,664,847      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                       REIT           743410102         52,131       2,072,814      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                  REIT           74460d109         87,387       2,704,653      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.            REIT           74955j108          1,596         147,000      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson Properties          REIT           751452202          4,511         228,400      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                  REIT           75621k106         19,983         949,300      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                REIT           758849103         17,838         550,547      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                            REIT           779273101         85,292       2,690,594      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp                 REIT           78440x101              4             115      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust      REIT           81721M109         21,448       2,021,500      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                REIT           82567d104          3,623         115,600      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                 REIT           828806109         94,133       2,762,941      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts            REIT           85590A203         28,556       1,202,885      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties                    REIT           866239106         28,817       1,618,945      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                 REIT           866674104         19,504         533,337      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets               REIT           875465106          3,398         109,600      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                REIT           876664103         13,106         807,505      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Trizec Properties Inc                REIT           89687P107         11,478       1,222,400      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty               REIT           910197102              3             191      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle - Class A             REIT           917286205          6,814         615,005      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                REIT           929042109         94,173       2,531,533      Shared-Defined        01 02 03 04
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                      2,115,150      81,520,449
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------



                                                            VOTING AUTHORITY
                                        -----------------------------------------------------
     NAME OF ISSUER                     SOLE                     SHARED                NONE
---------------------------------------------------------------------------------------------

AMB Property Corp                       01 02                   2,947,439
---------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                   01 02                   3,142,872
---------------------------------------------------------------------------------------------
Archstone-Smith Trust                   01 02                   3,966,925
---------------------------------------------------------------------------------------------
Arden Realty                            01 02                     300,000
---------------------------------------------------------------------------------------------
Avalon Bay Communities                  01 02                   1,529,354
---------------------------------------------------------------------------------------------
BRE Properties - Cl A                   01 02                          18
---------------------------------------------------------------------------------------------
Beacon Capital                          01 02                   1,369,425
---------------------------------------------------------------------------------------------
Boston Properties, Inc.                 01 02                   2,608,819
---------------------------------------------------------------------------------------------
Brookfield Properties                   01 02                     619,454
---------------------------------------------------------------------------------------------
CBL & Assoc. Properties                 01 02                          84
---------------------------------------------------------------------------------------------
Camden Property Trust                   01 02                   1,992,618
---------------------------------------------------------------------------------------------
CarrAmerica Realty                      01 02                   1,623,541
---------------------------------------------------------------------------------------------
Catellus Development Corp.              01 02                   1,939,700
---------------------------------------------------------------------------------------------
Centerpoint Pptys Corp                  01 02                          37
---------------------------------------------------------------------------------------------
Chateau Communities Inc                 01 02                   1,336,922
---------------------------------------------------------------------------------------------
Chelsea Property Group Inc.             01 02                     923,993
---------------------------------------------------------------------------------------------
Commercial Net Lease                    01 02                     185,000
---------------------------------------------------------------------------------------------
Corporate Office Properties             01 02                     418,076
---------------------------------------------------------------------------------------------
Cousins Properties                      01 02                      14,200
---------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                01 02                   1,053,368
---------------------------------------------------------------------------------------------
Crown American Realty                   01 02                     250,000
---------------------------------------------------------------------------------------------
Developers Diversified                  01 02                   1,004,477
---------------------------------------------------------------------------------------------
Duke Realty Corp.                       01 02                     841,666
---------------------------------------------------------------------------------------------
Eastgroup Properties                    01 02                     149,000
---------------------------------------------------------------------------------------------
Entertainment Pptys Tr                  01 02                     238,681
---------------------------------------------------------------------------------------------
Equity Office Properties                01 02                   3,970,847
---------------------------------------------------------------------------------------------
Equity One Inc.                         01 02                     200,000
---------------------------------------------------------------------------------------------
Equity Residential                      01 02                   2,473,880
---------------------------------------------------------------------------------------------
Essex Property Trust Inc                01 02                          55
---------------------------------------------------------------------------------------------
Federal Realty Invs Trust               01 02                   1,949,486
---------------------------------------------------------------------------------------------
Gables Residential Trust                01 02                     250,000
---------------------------------------------------------------------------------------------
General Growth Prop                     01 02                   1,417,094
---------------------------------------------------------------------------------------------
Glimcher Realty Trust                   01 02                     290,000
---------------------------------------------------------------------------------------------
Golf Trust Of America                   01 02                     761,904
---------------------------------------------------------------------------------------------
HRPT Properties Trust                   01 02                     898,000
---------------------------------------------------------------------------------------------
Health Care Pptys Invest Inc.           01 02                     163,360
---------------------------------------------------------------------------------------------
Health Care Reit, Inc.                  01 02                       7,300
---------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.           01 02                     653,259
---------------------------------------------------------------------------------------------
Heritage Property Investment            01 02                     375,900
---------------------------------------------------------------------------------------------
Highwoods Properties                    01 02                     330,000
---------------------------------------------------------------------------------------------
Home Properties of NY Inc               01 02                     336,078
---------------------------------------------------------------------------------------------
Hospitality Properties                  01 02                   1,340,410
---------------------------------------------------------------------------------------------
Host Marriott Corp.                     01 02                   2,694,754
---------------------------------------------------------------------------------------------
IRT Property Co.                        01 02                      66,400
---------------------------------------------------------------------------------------------
ISTAR Financial Inc                     01 02                     181,900
---------------------------------------------------------------------------------------------
JDN Realty Corp.                        01 02                      30,000
---------------------------------------------------------------------------------------------
Kilroy Realty Corp.                     01 02                   1,555,445
---------------------------------------------------------------------------------------------
Kimco Realty Corp.                      01 02                   1,208,467
---------------------------------------------------------------------------------------------
Lexington Corporate Pptys               01 02                     410,000
---------------------------------------------------------------------------------------------
Liberty Property Trust                  01 02                   2,660,487
---------------------------------------------------------------------------------------------
Macerich Company (the)                  01 02                     583,173
---------------------------------------------------------------------------------------------
Mack Cali Realty Corp                   01 02                     250,057
---------------------------------------------------------------------------------------------
Meristar Hospitality Corp               01 02                     658,700
---------------------------------------------------------------------------------------------
Mid-America Apartment                   01 02                      73,500
---------------------------------------------------------------------------------------------
Mission West Properties                 01 02                      95,000
---------------------------------------------------------------------------------------------
New Plan Excel Realty                   01 02                     315,000
---------------------------------------------------------------------------------------------
PS Business Parks Inc                   01 02                     504,900
---------------------------------------------------------------------------------------------
Pan Pacific Retail                      01 02                     602,112
---------------------------------------------------------------------------------------------
Plum Creek Timber Co.                   01 02                     207,600
---------------------------------------------------------------------------------------------
Prentiss Properties                     01 02                   2,664,847
---------------------------------------------------------------------------------------------
Prologis Trust                          01 02                   2,072,814
---------------------------------------------------------------------------------------------
Public Storage Inc.                     01 02                   2,704,653
---------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.               01 02                     147,000
---------------------------------------------------------------------------------------------
Ramco Gershenson Properties             01 02                     228,400
---------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                     01 02                     949,300
---------------------------------------------------------------------------------------------
Regency Centers Corp.                   01 02                     550,547
---------------------------------------------------------------------------------------------
Rouse Co.                               01 02                   2,690,594
---------------------------------------------------------------------------------------------
SL Green Realty Corp                    01 02                         115
---------------------------------------------------------------------------------------------
Senior Housing Properties Trust         01 02                   2,021,500
---------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                   01 02                     115,600
---------------------------------------------------------------------------------------------
Simon Property Group                    01 02                   2,762,941
---------------------------------------------------------------------------------------------
Starwood Hotels & Resorts               01 02                   1,202,885
---------------------------------------------------------------------------------------------
Summit Properties                       01 02                   1,618,945
---------------------------------------------------------------------------------------------
Sun Communities Inc.                    01 02                     533,337
---------------------------------------------------------------------------------------------
Tanger Factory Outlets                  01 02                     109,600
---------------------------------------------------------------------------------------------
Taubman Centers, Inc.                   01 02                     807,505
---------------------------------------------------------------------------------------------
Trizec Properties Inc                   01 02                   1,222,400
---------------------------------------------------------------------------------------------
United Dominion Realty                  01 02                         191
---------------------------------------------------------------------------------------------
Urstadt Biddle - Class A                01 02                     615,005
---------------------------------------------------------------------------------------------
Vornado Realty Trust.                   01 02                   2,531,533
---------------------------------------------------------------------------------------------
Column Totals                                                  81,520,449
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------